Current and Deferred Taxes (Details) - Schedule of Effect on Income Tax Expense - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense
Current tax	$ 238,875	$ 139,961	$ 4,434
Credits (debits) for deferred taxes
Origination and reversal of temporary differences	(131,195)	(52,181)	226,810
Valuation provision
Subtotals	107,680	87,780	231,244
Tax for rejected expenses (Article No21)	379	236	210
Other	(10,511)	5,608	(9,790)
Net charges for income tax expense	$ 97,548	$ 93,624	$ 221,664